Adoption of New and Amendments to IFRSs - Additional Information (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial liabilities at fair value through profit or loss	$ 102	$ 330,000
Right-of-use assets	927,000	425,000
Lease liabilities	966,000	425,000
Convertible Preferred Shares [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial liabilities at fair value through profit or loss	$ 0	$ 0
Convertible Preferred Shares [Member] | Classification of Liabilities as Current or Non-current [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial liabilities at fair value through profit or loss			$ 511,861,000